Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Other current liabilities [Abstract]
Taxes payable	$ 309		$ 97
Employee withheld taxes, social security and vacation payment	95		96
Short-term portion of unfavorable contract values	0		23
Accrued interest expense	30		22
Liabilities relating to investment in shares	0	[1]	540	[1]
Short term portion of deferred mobilization revenues	115		82
Derivative financial instruments	414	[2]	192	[2]
Accrued expenses	279		246
Other current liabilities	72		140
Total other current liabilities	$ 1,314		$ 1,438

[1]	Liabilities relating to the Company's share forward contracts are recorded as short-term debt.
[2]	Derivative financial instruments consist of unrealized losses on various types of derivatives.